UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Argenis Capital Advisors, LLC
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Address:   767 Third Avenue
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           New York, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Vita
           --------------------------------------------------
Title:     Managing Partner
           --------------------------------------------------
Phone:     (212) 888-5282
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Nicholas Vita            New York, New York         May 13, 2008
------------------------    ----------------------     -------------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        18
                                               -------------

Form 13F Information Table Value Total:        $11,330
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE











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
                                                       FORM 13F INFORMATION TABLE


         COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6     COLUMN 7          COLUMN 8

                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE  SHARED  NONE
---------------------------  --------------- --------- ---------  -------------------  ----------- --------- -------- ------- -----
CANDELA CORP                      COM        136907102     128      37,500  SH             SOLE               37,500
CEPHALON INC                      COM        156708109     322       5,000  SH             SOLE                5,000
CYCLACEL PHARMACEUTICALS INC      COM        23254L108   2,325     780,100  SH             SOLE              780,100
DIOMED HOLDINGS INC               COM NEW    25454R207      38   2,885,000  SH             SOLE            2,885,000
INCYTE CORP                       COM        45337C102      53       5,000  SH             SOLE                5,000
SEQUENOM INC                      COM NEW    817337405   2,791     429,390  SH             SOLE              429,390
CEPHALON INC                      CALL       156708909     644      10,000  SH   CALL      SOLE               10,000
ALLSCRIPTS HEALTHCARE SOLUTI      CALL       01988P908     671      65,000  SH   CALL      SOLE               65,000
OMNICARE INC                      CALL       681904908     363      20,000  SH   CALL      SOLE               20,000
INCYTE CORP                       CALL       45337C902   1,555     148,000  SH   CALL      SOLE              148,000
CANDELA CORP                      CALL       136907902     250      73,500  SH   CALL      SOLE               73,500
WYETH                             CALL       983024900     626      15,000  SH   CALL      SOLE               15,000
SEQUENOM INC                      CALL       817337905     276      42,500  SH   CALL      SOLE               42,500
NXSTAGE MEDICAL INC               CALL       67072V903     125      29,000  SH   CALL      SOLE               29,000
BAXTER INTL INC                   PUT        071813959     578      10,000  SH   PUT       SOLE               10,000
QUALITY SYS INC                   PUT        747582954      75       2,500  SH   PUT       SOLE                2,500
MEDIVATION INC                    PUT        58501N951     142      10,000  SH   PUT       SOLE               10,000
RITE AID CORP                     PUT        767754954     368     125,000  SH   PUT       SOLE              125,000
